Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Numerator:
Net loss attributable to Agrify Corporation	$ (2,092)		$ (57,413)		$ (19,224)		$ (130,235)		$ (188,173)		$ (32,465)
Denominator:
Weighted-average common shares outstanding	1,649,741	[1]	133,526	[1]	1,426,016	[1]	129,832	[1]	208,573	[2]	95,455	[2]
Net loss per share attributable to Common Stockholders – basic	$ (1.27)		$ (429.98)		$ (13.48)		$ (1,003.1)		$ (902.19)	[2]	$ (340.75)	[2]

[1]	Periods presented have been adjusted to reflect the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements
[2]	Periods presented have been adjusted to reflect the 1-for-10 reverse stock split on October 18, 2022, and the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding the reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements.